Pension Plans (Details 9) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets
Employer contributions					$ (143)	$ (135)	$ (130)
Components on the Consolidated Balance Sheets
Pension benefits asset					136	145
Liability for pension benefits					(282)	(270)
International Pension Benefits [Member]
Change in benefit obligation
Benefit obligation, beginning of year			180	131	131	135
Service cost	1	1	2	2	3	4	4
Interest cost	2	1	3	3	7	7	7
Actuarial loss (gain)					30	(4)
Benefits paid					(6)	(6)
Employee contributions					1	0
Plan amendments					0	(1)
Reclassification from other non-current liabilities (i)					9	0
Foreign currency changes					5	(4)
Benefit obligations, end of year					180	131	135
Change in plan assets
Fair value of plan assets, beginning of year			150	128	128	125
Actual return on plan assets					11	1
Employer contributions			4	4	11	13
Benefits paid					(6)	(6)
Employee contributions					1	0
Foreign currency changes					5	(5)
Fair value of plan assets, end of year					150	128	125
Funded status at end of year					(30)	(3)
Components on the Consolidated Balance Sheets
Pension benefits asset					2	9
Liability for pension benefits					$ (32)	$ (12)